Financial income, net (Tables)	12 Months Ended
Dec. 31, 2020
Financial income, net
Schedule of financial income, net

	Year ended December 31,
	2020	2019	2018

	(in thousands)
Bank fees	$31	$33	$42
Interest income	(1,192)	(1,953)	(959)
Gain from sale of marketable debt securities	(397)	(106)	(12)
Foreign currency (gains) losses	119	111	(5)
	$(1,439)	$(1,915)	$(934)